Subsidiaries with material non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2023
Subsidiaries with material non-controlling interest
Schedule of non-controlling interests

	Country of	2023
	incorporation	and
	and operation	2022	2021
		%	%

Equity interest held by non-controlling interests:
Sociedad Minera El Brocal S.A.A.	Peru	38.57	38.57
Apu Coropuna S.R.L.	Peru	30.00	30.00
S.M.R.L. Chaupiloma Dos de Cajamarca, note 1(d)	Peru	—	40.00
Minera La Zanja S.R.L., note 1(d)	Peru	—	46.94

	2023	2022	2021
	US$(000)	US$(000)	US$(000)
Accumulated balances of material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	162,863	154,175	148,792
Apu Coropuna S.R.L.	(112)	(84)	65
Minera La Zanja S.R.L.	—	—	20,064
S.M.R.L. Chaupiloma Dos de Cajamarca	—	—	1,284
	162,751	154,091	170,205
Profit (loss) allocated to material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	12,855	239	4,322
S.M.R.L. Chaupiloma Dos de Cajamarca	—	811	4,396
Minera La Zanja S.R.L.	—	(516)	(7,385)
Apu Coropuna S.R.L.	(28)	(149)	(62)
	12,827	385	1,271

Schedule of financial position of subsidiaries

	Statements of financial position
	As of December 31, 2023		As of December 31, 2022
	Sociedad	Apu	Sociedad	Apu
	Minera El	Coropuna	Minera El	Coropuna
	Brocal S.A.A.	S.R.L.	Brocal S.A.A.	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	230,761	355	197,691	471
Non-current assets	452,549	6	470,539	—
Current liabilities	(182,902)	—	(167,718)	(11)
Non-current liabilities	(101,917)	(735)	(123,280)	(740)

Equity	398,491	(374)	377,232	(280)

Attributable to:
Shareholders of the Group	235,628	(262)	223,057	(196)
Non-controlling interests	162,863	(112)	154,175	(84)

	398,491	(374)	377,232	(280)

Schedule of statement of profit or loss of subsidiaries

Statements of profit or loss for the years 2023, 2022 and 2021:

	Sociedad			S.M.R.L.
	Minera El	Apu	Minera	Chaupiloma
	Brocal	Coropuna	La Zanja	Dos de
	S.A.A.	S.R.L.	S.R.L.	Cajamarca
	US$(000)	US$(000)	US$(000)	US$(000)
Year 2023 -
Revenues	432,616	—	16,472	—
Profit (loss) for the year	31,454	(93)	(41,530)	—
Attributable to non-controlling interests	—	—	—	—

Year 2022 -
Revenues	400,994	—	19,364	1,381
Profit (loss) for the year	362	(496)	(11,646)	4,376
Attributable to non-controlling interests	239	(149)	(516)	(811)

Year 2021 -
Revenues	410,390	—	39,380	15,928
Profit (loss) for the year	10,562	(206)	(10,218)	10,989
Attributable to non-controlling interests	4,322	(62)	(7,385)	4,396

Schedule of cash flow statement

Statements of cash flow for the years 2023, 2022 and 2021:

	Sociedad			S.M.R.L.
	Minera El	Apu	Minera	Chaupiloma
	Brocal	Coropuna	La Zanja	Dos de
	S.A.A.	S.R.L.	S.R.L.	Cajamarca
	US$(000)	US$(000)	US$(000)	US$(000)

Year 2023 -
Operating activities	147,199	—	(13,940)	—
Investing activities	(61,772)	—	(2,827)	—
Financing activities	(29,252)	—	—	—

	56,175	—	(16,767)	—

Year 2022 -
Operating activities	77,223	(85)	—	—
Investing activities	(62,579)	—	—	—
Financing activities	(23,778)	—	—	—

	(9,134)	(85)	—	—

Year 2021 -
Operating activities	104,858	(1,227)	(50,647)	10,838
Investing activities	(37,618)	—	(998)	—
Financing activities	(57,176)	—	—	(11,900)
	10,064	(1,227)	(51,645)	(1,062)